Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill - Goodwill [Member] $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Goodwill [Line Items]
Goodwill as of January 1, 2022	$ 65,144
Foreign currency translation adjustments	(300)
Goodwill as of September 30, 2022	$ 64,844